Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	May 31, 2026	Aug. 31, 2025
Current assets
Cash	$ 26,842	$ 7,770
Amounts receivable	15,737	3,818
Prepayments and other assets	1,151	1,237
Inventories	22,794	13,018
Total current assets	66,524	25,843
Other long-term receivables	680	3,916
Mineral property, plant and equipment	106,877	87,493
Total assets	174,081	117,252
Current liabilities
Amounts payable and accrued liabilities	12,364	18,164
Income tax payable	15,956	753
Current portion of deferred revenue		3,408
Current portion of lease liabilities	1,492	1,201
Current portion of borrowings	408
Derivative financial instrument liabilities		1,011
Total current liabilities	30,220	24,537
Lease liabilities	1,046	1,606
Deferred income tax liability	17,962	15,670
Borrowings	2,454
Provision for reclamation	1,256	1,151
Total liabilities	52,938	42,964
Equity
Share capital	223,783	168,001
Contributed surplus	1,083
Share-based payments reserve	6,370	8,778
Warrants reserve		1,700
Accumulated deficit	(142,911)	(121,206)
Equity attributable to shareholders	88,325	57,273
Non-controlling interest	32,818	17,015
Total equity	121,143	74,288
Total equity and liabilities	$ 174,081	$ 117,252